INTANGIBLE ASSETS (Details Narrative) - USD ($)		3 Months Ended
	Dec. 19, 2024	Mar. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for purchase of assets, value
Nex Gen AI Solutions Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for purchase of assets, shares	187,500
Stock issued for purchase of assets, value	$ 541,875